Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 10,184,310	$ 9,956,426
Luxembourg [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	248,277	251,440
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,770,086	4,774,320
Argentina [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,730,355	4,930,666
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 435,592